BALANCE SHEET (USD $)	Sep. 30, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash	$ 74,423	$ 11,301
Loan receivable	877,500
Interest receivable	47,601
Deferred financing costs	56,363
Accounts receivable, net of allowance for bad debt of $0		0
Prepaid expenses	1,600	0
Total current assets	1,057,487	11,301
Property and equipment, net of accumulated depreciation of $5,049 and $3,321, respectively		7,235
Intangible assets, net of accumulated amortization of $99,425 and $56,723, respectively		126,762
Total assets	1,057,487	145,298
CURRENT LIABILITIES
Accounts payable	6,258	16,218
Accrued interest	49,364
Amounts due to related party		13,244
Accrued liabilities		9,066
Publisher liabilities		18,867
Deferred revenue		7,722
Notes payable		0
Convertible notes payable	975,000	75,000
Total current liabilities	1,030,622	140,117
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 100,000,000 shares authorized, none issued and outstanding Series A preferred stock, $0.001 par value, 4,600,000 shares authorized, 3,777,496 shares issued and outstanding	0	1,159,798
Common stock, $0.001 par value, 500,000,000 shares authorized, 19,000,000 shares issued and outstanding. Common stock, $0.001 par value, 20,000,000 shares authorized, 9,486,715 and 9,280,500 shares issued and outstanding	19,000	9,281
Additional paid-in capital	76,000	1,338,252
Accumulated deficit	(68,135)	(2,502,150)
Total stockholders' equity	26,865	5,181
Total liabilities and stockholders' equity	$ 1,057,487	$ 145,298